Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Profit/(loss) before income tax	$ 12,417	$ 54,828	$ 11,170	$ (116,317)	$ 111
Tax calculated at the applicable tax rates	(1,552)	(6,689)	(1,396)	14,545	(15)
Effect of different tax rates in other countries	(755)	(25)	146	82	(9)
Tax effect of expenses not deductible for tax purposes and non-taxable income			(15,004)	(14,665)	401
Tax effect of deductions under special tax regimes	1,752	5,620	11,620	169	(624)
Tax effect of tax losses brought forward	36	812	2,011	395	230
Tax effect of not recognised deferred tax asset regarding the loss carryforward			(372)	(637)
Other	(491)	(418)	(765)	(1,016)	(845)
Income tax expense	(1,074)	$ (2,090)	(3,760)	(1,127)	$ (862)
Tax liability	$ 4,637		4,250	$ 814
Uncertainties and risks tax			$ 822